Goodwill - Summary of Goodwill (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [abstract]
Beginning balance	¥ 237	[1]	¥ 182
Acquisitions through business combinations	0		55
Ending balance	¥ 237		¥ 237	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).